Offerings - Offering: 1	Sep. 17, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes Due 2035
Maximum Aggregate Offering Price	$ 350,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,585
Offering Note
(1)	Calculated in accordance with Rule 457(r) under the Securities Act of 1933.